ORGANIZATION AND BUSINESS - Additional Information (Detail) $ / shares in Units, $ in Thousands	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 HKD ($)	Dec. 31, 2020 USD ($) $ / shares
Organization and Business [Line Items]
Cash and cash equivalents | $	$ 650,941		$ 575,215
2016 Studio City Credit Facilities [Member] | Revolving Credit Facility [Member]
Organization and Business [Line Items]
Remaining Borrowing Capacity	$ 29,927	$ 233,000,000
New Cotai, LLC [Member]
Organization and Business [Line Items]
Common stock dividend percentage	19.60%	19.60%	19.60%
Class A Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001
Class B Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001